Investments in Associates - Soto Norte Note Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Beginning balance	$ 51,504
Interest expense	23,955	$ 23,854
Repayment	(5,105)	(1,266)
Interest paid	(25,145)	(21,964)
Ending balance	0	51,504
Soto Norte
Disclosure of associates [line items]
Beginning balance	51,504	49,477
Interest expense	2,246	2,027
Repayment	(50,000)	0
Interest paid	(3,750)
Ending balance	$ 0	$ 51,504